ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 7 – ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2023	December 31, 2022
Accrued freight costs	$1,057,374	$947,372
Accrued payroll	716,278	416,039
Accrued value added tax	641,634	386,083
Accrued interest on convertible note	449,146	-
Accrued professional services	1,006	41,554
Other accrued liabilities	15,367	3,527
Total accrued expenses	$2,880,805	$1,794,575